UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7878

Dreyfus LifeTime Portfolios, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	09/30
Date of reporting period:	06/30/2009

FORM N-Q

Item 1.	Schedule of Investments.

SSL-DOCS2 70180139v2

STATEMENT OF INVESTMENTS
Dreyfus Lifetime Portfolios, Inc.: Growth & Income Portfolio
June 30, 2009 (Unaudited)

Common Stocks--46.1%	Shares	Value ($)
Consumer Discretionary--4.9%
Apollo Group, Cl. A	3,550 a	252,476
Best Buy	2,000	66,980
Buckle	2,600 b	82,602
Coach	2,900	77,952
DISH Network, Cl. A	6,000 a	97,260
Family Dollar Stores	9,126	258,266
Garmin	18,250	434,715
H & R Block	27,450	472,963
McDonald's	3,950	227,086
Ross Stores	3,650	140,890
Sherwin-Williams	5,550	298,313
Time Warner	21,050	530,250
TJX Cos.	8,450	265,837
		3,205,590
Consumer Staples--4.7%
Archer-Daniels-Midland	18,200	487,214
Bunge	1,750 b	105,437
Coca-Cola	2,500	119,975
Dean Foods	4,200 a	80,598
Kimberly-Clark	1,500	78,645
Kroger	20,100	443,205
PepsiCo	2,700	148,392
Philip Morris International	4,486	195,679
Procter & Gamble	6,984	356,882
Reynolds American	3,325	128,412
Safeway	5,700	116,109
Wal-Mart Stores	16,807	814,131
		3,074,679
Energy--6.4%
Chevron	12,530	830,112

ConocoPhillips	13,050	548,883
ENSCO International	7,550	263,268
Exxon Mobil	19,504	1,363,525
Imperial Oil	8,150	313,449
Marathon Oil	13,600	409,768
Murphy Oil	2,100	114,072
Occidental Petroleum	5,000	329,050
		4,172,127
Financial--5.9%
ACE	1,950	86,248
Aflac	14,750	458,577
American Express	3,050	70,882
Bank of America	5,800	76,560
Citigroup	22,750 b	67,567
Eaton Vance	6,950	185,912
Fairfax Financial Holdings	300	74,847
Goldman Sachs Group	4,677	689,577
JPMorgan Chase & Co.	12,267	418,427
Moody's	3,350	88,273
Morgan Stanley	15,000	427,650
Prudential Financial	10,100	375,922
TD Ameritrade Holding	23,300 a	408,682
Wells Fargo & Co.	16,900	409,994
		3,839,118
Health Care--6.9%
Abbott Laboratories	1,800	84,672
Amgen	11,750 a	622,045
Bristol-Myers Squibb	7,100	144,201
CIGNA	7,075	170,436
Covidien	12,750	477,360
Eli Lilly & Co.	14,150	490,156
Forest Laboratories	5,400 a	135,594
Humana	5,225 a	168,559
Johnson & Johnson	13,381	760,041
Medco Health Solutions	1,750 a	79,818
Medtronic	4,950	172,706
Merck & Co.	3,359	93,918

Pfizer	48,700	730,500
UnitedHealth Group	2,650	66,197
WellPoint	3,800 a	193,382
Wyeth	3,450	156,596
		4,546,181
Industrial--3.7%
3M	3,650	219,365
Brink's	3,850	111,765
EMCOR Group	13,050 a	262,566
Emerson Electric	2,500	81,000
FedEx	2,769	154,012
General Dynamics	3,150	174,478
General Electric	41,236	483,286
Honeywell International	3,850	120,890
Lockheed Martin	3,650	294,373
Northrop Grumman	1,600	73,088
Raytheon	1,650	73,310
Tyco International	2,850	74,043
United Technologies	5,825	302,667
		2,424,843
Information Technology--9.7%
Accenture, Cl. A	11,050	369,733
Apple	5,320 a	757,727
Autodesk	3,950 a	74,971
Broadridge Financial Solutions	12,000	198,960
Cisco Systems	17,479 a	325,808
eBay	5,400 a	92,502
EMC	6,661 a	87,259
Google, Cl. A	1,382 a	582,637
Hewlett-Packard	6,075	234,799
Ingram Micro, Cl. A	9,000 a	157,500
International Business Machines	9,000	939,780
Microsoft	48,052	1,142,196
Oracle	13,026	279,017
QUALCOMM	5,020	226,904
Texas Instruments	16,900	359,970
VMware, Cl. A	2,350 a	64,085

Western Digital			11,600 a	307,400
Western Union			9,400	154,160
				6,355,408
Materials--.5%
Cliffs Natural Resources			13,500	330,345
Telecommunication Services--1.3%
AT & T			26,150	649,566
Sprint Nextel			14,500 a	69,745
Verizon Communications			5,401	165,973
				885,284
Utilities--2.1%
FPL Group			1,400	79,604
Mirant			22,450 a	353,363
NRG Energy			18,900 a	490,644
PG & E			5,250	201,810
Sempra Energy			5,100	253,113
				1,378,534
Total Common Stocks
(cost $30,934,277)				30,212,109

	Coupon	Maturity	Principal
Bonds and Notes--36.4%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense--.2%
Boeing,
Sr. Unscd. Notes	5.13	2/15/13	55,000	58,538
United Technologies,
Sr. Unscd. Notes	7.13	11/15/10	40,000	42,772
				101,310
Auto Parts & Equipment--.0%
Johnson Controls,
Sr. Notes	5.50	1/15/16	25,000	23,212
Banks--4.0%
Bank of America,
Gtd. Notes	3.13	6/15/12	90,000	92,886
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	55,000	48,681
Bank One,

Sub. Notes	5.90	11/15/11	75,000	78,589
BB & T,
Sub. Notes	4.75	10/1/12	85,000	83,187
Capital One Financial,
Sr. Unscd. Notes	5.70	9/15/11	40,000	40,198
Citigroup,
Sub. Notes	5.00	9/15/14	95,000	79,727
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	135,000	126,633
Credit Suisse New York,
Sub. Notes	6.00	2/15/18	55,000	54,999
Deutsche Bank AG London,
Sr. Unscd. Notes	4.88	5/20/13	80,000	82,190
Deutsche Bank Financial,
Bank Gtd. Notes	5.38	3/2/15	45,000	43,729
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	10/15/13	90,000	91,941
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	75,000	71,388
Goldman Sachs Group,
Sr. Unscd. Notes	6.60	1/15/12	55,000	58,594
JPMorgan Chase & Co.,
Gtd. Notes	3.13	12/1/11	225,000 b	232,886
JPMorgan Chase & Co.,
Sr. Unscd. Notes	5.38	10/1/12	40,000	41,922
JPMorgan Chase & Co.,
Sub. Notes	5.75	1/2/13	50,000	51,604
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	35,000	34,827
KFW,
Gov't Gtd. Notes	3.25	2/15/11	190,000	196,166
KFW,
Gov't Gtd. Notes	3.25	3/15/13	85,000	86,681
KFW,
Gov't Gtd. Notes	4.88	1/17/17	65,000 b	68,770
KFW,
Gov't Gtd. Bonds	5.13	3/14/16	35,000	37,833

M&T Bank,
Sr. Unscd. Bonds	5.38	5/24/12	55,000 b	54,352
Marshall & Ilsley,
Sr. Unscd. Notes	5.63	8/17/09	105,000	104,663
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	70,000	70,959
Morgan Stanley,
Sr. Unscd. Notes	6.60	4/1/12	100,000	105,942
Oesterreichische Kontrollbank,
Gov't Gtd. Notes	4.50	3/9/15	40,000	40,937
Rentenbank,
Gov't Gtd. Bonds	5.13	2/1/17	55,000 b	58,356
Royal Bank of Scotland Group,
Sr. Sub. Notes	6.38	2/1/11	100,000	100,480
Sanwa Bank,
Sub. Notes	7.40	6/15/11	80,000 b	82,352
Suntrust Bank,
Sub. Notes	6.38	4/1/11	40,000	40,836
U.S. Bank,
Sub. Notes	6.38	8/1/11	110,000	117,923
Wachovia,
Sub. Notes	5.63	10/15/16	25,000	23,918
Wells Fargo & Co.,
Sub. Notes	5.13	9/15/16	30,000	28,508
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	50,000	49,298
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	25,000	26,210
				2,608,165
Building & Construction--.2%
CRH America,
Gtd. Notes	5.30	10/15/13	50,000	46,612
CRH America,
Gtd. Notes	6.00	9/30/16	65,000	57,927
				104,539
Chemicals--.4%
Dow Chemical,

Sr. Unscd. Notes	7.60	5/15/14	115,000	118,568
E.I. Du Pont De Nemours,
Sr. Notes	5.75	3/15/19	60,000 b	63,440
Potash of Saskatchewan,
Sr. Unscd. Notes	7.75	5/31/11	70,000	76,781
Rohm & Haas,
Sr. Unscd. Notes	5.60	3/15/13	15,000	14,840
				273,629
Commercial & Professional Services--.1%
Donnelley (R.R.) and Sons,
Sr. Unscd. Notes	5.63	1/15/12	60,000	57,997
Consumer Products--.1%
Kimberly-Clark,
Sr. Unscd. Notes	6.13	8/1/17	40,000	43,945
Procter & Gamble,
Sr. Unscd. Notes	4.95	8/15/14	35,000	37,512
				81,457
Diversified Financial Services--1.8%
American Express,
Sr. Unscd. Notes	7.00	3/19/18	70,000	68,081
American Express,
Sr. Unscd. Notes	8.13	5/20/19	55,000	57,172
Bear Stearns,
Sr. Unscd. Notes	5.30	10/30/15	55,000	54,104
Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	30,000	31,670
Boeing Capital,
Sr. Unscd. Notes	7.38	9/27/10	100,000	106,092
BP Capital Markets,
Gtd. Notes	4.75	3/10/19	50,000	49,833
Credit Suisse USA,
Gtd. Notes	4.88	1/15/15	75,000	75,407
Credit Suisse USA,
Gtd. Notes	5.50	8/16/11	125,000	132,295
General Electric Capital,
Sr. Unscd. Notes, Ser. A	4.75	9/15/14	55,000 b	54,091
General Electric Capital,

Sr. Unscd. Notes	5.25	10/19/12	55,000	56,581
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	60,000	56,844
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.00	6/15/12	70,000	73,633
General Electric Capital,
Sub. Debs.	6.38	11/15/67	55,000 c	36,750
Household Finance,
Sr. Unscd. Notes	6.38	11/27/12	55,000	55,985
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	80,000	87,907
Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	140,000	125,526
SLM,
Sr. Unscd. Notes, Ser. A	5.00	10/1/13	50,000	40,480
				1,162,451
Diversified Metals & Mining--.2%
Alcan,
Sr. Unscd. Notes	5.00	6/1/15	40,000	35,915
Freeport-McMoRan Cooper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	85,000	85,758
				121,673
Electric Utilities--.8%
Appalachian Power,
Sr. Unscd. Notes, Ser. O	5.65	8/15/12	25,000	26,383
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	50,000	48,788
Commonwealth Edison,
First Mortgage Bonds	5.80	3/15/18	25,000	25,431
FPL Group Capital,
Gtd. Debs.	5.63	9/1/11	110,000	117,645
MidAmerican Energy,
Sr. Unscd. Notes	5.30	3/15/18	30,000	31,170
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	50,000	51,442
NiSource Finance,
Gtd. Notes	5.25	9/15/17	35,000	30,060

Public Service of Colorado,
First Mortgage Bonds, Ser. 12	4.88	3/1/13	50,000	52,104
Southwestern Electric Power,
Sr. Unscd. Notes, Ser. E	5.55	1/15/17	25,000	24,332
Union Electric,
Sr. Scd. Bonds	6.70	2/1/19	40,000	41,877
Virginia Electric & Power,
Sr. Unscd. Notes	5.40	4/30/18	55,000	57,161
				506,393
Environmental Control--.1%
Republic Services,
Sr. Unscd. Notes	6.75	8/15/11	80,000	83,100
Food & Beverages--.5%
Anheuser-Busch Cos.,
Sr. Unscd. Bonds	5.00	1/15/15	55,000	54,453
Coca-Cola Enterprises,
Sr. Unscd. Debs.	8.50	2/1/12	35,000	39,959
ConAgra Foods,
Sr. Unscd. Notes	6.75	9/15/11	16,000	17,119
Diageo Capital,
Gtd. Notes	5.75	10/23/17	80,000	83,599
General Mills,
Sr. Unscd. Notes	5.65	2/15/19	40,000 b	41,884
Kraft Foods,
Sr. Unscd. Notes	5.25	10/1/13	50,000	51,750
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	10,000	10,662
				299,426
Foreign/Governmental--1.8%
African Development Bank,
Sub. Notes	6.88	10/15/15	45,000	50,531
Asian Development Bank,
Notes	2.75	5/21/14	75,000	74,264
Asian Development Bank,
Unsub. Notes	5.50	6/27/16	35,000	37,891
Eksportfinans,
Unscd. Notes	5.50	5/25/16	60,000	62,739

European Investment Bank,
Sr. Unscd. Notes	3.25	2/15/11	85,000 b	87,717
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	75,000	80,161
European Investment Bank,
Sr. Unscd. Notes	5.25	6/15/11	105,000	112,306
Federal Republic of Brazil,
Sr. Unscd. Notes	7.88	3/7/15	35,000	39,760
Inter-American Development Bank,
Sr. Unscd. Notes	5.13	9/13/16	55,000	59,070
International Bank for
Reconstruction & Development,
Sr. Unsub. Notes	5.00	4/1/16	35,000	37,442
Province of Manitoba Canada,
Sr. Unscd. Debs., Ser. FH	4.90	12/6/16	45,000 b	46,625
Province of Quebec,
Unscd. Debs.	4.88	5/5/14	45,000	47,331
Republic of Chile,
Sr. Unscd. Bonds	5.50	1/15/13	125,000	136,007
Republic of Italy,
Sr. Unscd. Notes	4.38	6/15/13	85,000 b	89,045
Republic of Poland,
Bonds	5.00	10/19/15	40,000	40,040
Tennessee Valley Authority,
Notes	5.50	7/18/17	60,000	65,545
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	20,000	20,320
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	110,000	118,250
				1,205,044
Health Care--.6%
Astrazeneca,
Sr. Unscd. Notes	5.40	9/15/12	100,000	108,560
Baxter International,
Sr. Unscd. Notes	5.90	9/1/16	50,000	53,971
Cardinal Health,
Sr. Unscd. Bonds	4.00	6/15/15	60,000	52,321

Coventry Health Care,
Sr. Unscd. Notes	5.95	3/15/17	30,000	23,553
GlaxoSmithKline Capital,
Gtd. Notes	5.65	5/15/18	45,000	47,747
Johnson & Johnson,
Sr. Unscd. Notes	5.15	7/15/18	20,000	21,345
Medco Health Solutions I,
Sr. Unscd. Notes	7.13	3/15/18	50,000	52,739
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	30,000	29,407
Wyeth,
Sr. Unscd. Notes	5.50	2/1/14	25,000	26,783
				416,426
Manufacturing--.2%
General Electric,
Sr. Unscd. Notes	5.00	2/1/13	35,000	36,448
General Electric,
Sr. Unscd. Notes	5.25	12/6/17	40,000	39,348
Honeywell International,
Sr. Unscd. Notes	5.30	3/1/18	75,000	78,463
				154,259
Media--.6%
Comcast Cable Communications,
Sr. Unscd. Notes	6.75	1/30/11	80,000	84,561
Comcast,
Gtd. Notes	5.50	3/15/11	65,000	67,662
Cox Communications,
Sr. Unscd. Notes	5.45	12/15/14	45,000	44,723
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	35,000	39,780
Time Warner,
Gtd. Notes	5.88	11/15/16	30,000	29,609
Time Warner,
Gtd. Notes	6.75	4/15/11	50,000	52,350
Walt Disney,
Sr. Unscd. Notes	4.70	12/1/12	75,000	80,648
				399,333

Oil & Gas--.6%
Anadarko Finance,
Gtd. Notes, Ser. B	6.75	5/1/11	70,000	72,887
Apache Finance Canada,
Gtd. Bonds	4.38	5/15/15	50,000	48,146
Canadian National Resources,
Sr. Unscd. Notes	5.90	2/1/18	35,000	35,810
ConocoPhillips,
Sr. Unscd. Notes	8.75	5/25/10	75,000	80,072
Marathon Oil,
Sr. Unscd. Notes	7.50	2/15/19	35,000	38,267
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	30,000	29,637
Sempra Energy,
Sr. Unscd. Notes	7.95	3/1/10	25,000	25,901
Valero Energy,
Sr. Unscd. Notes	6.13	6/15/17	50,000	48,277
XTO Energy,
Sr. Unscd. Notes	5.65	4/1/16	35,000	35,483
				414,480
Pipelines--.3%
Enterprise Products Operating,
Gtd. Bonds	6.30	9/15/17	90,000	90,590
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	7.13	3/15/12	85,000	90,946
				181,536
Property & Casualty Insurance--.4%
Ace INA Holdings,
Gtd. Notes	5.80	3/15/18	30,000	29,941
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	90,000	47,681
Liberty Mutual Group,
Gtd. Notes	4.88	2/1/10	90,000 d	87,064
MetLife,
Sr. Unscd. Notes	6.13	12/1/11	35,000	36,661
Prudential Financial,
Sr. Unscd. Notes	5.10	12/14/11	40,000	39,712

Willis North America,
Gtd. Notes	6.20	3/28/17	15,000	13,303
				254,362
Real Estate Investment Trusts--.2%
Avalonbay Communities,
Sr. Unscd. Notes	6.63	9/15/11	25,000	25,814
HCP,
Sr. Unscd. Notes	6.00	1/30/17	30,000	25,469
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	20,000	16,280
Mack-Cali Realty,
Sr. Unscd. Notes	7.75	2/15/11	50,000	49,649
Regency Centers,
Gtd. Notes	5.88	6/15/17	25,000	20,284
				137,496
Retail--.4%
Costco Wholesale,
Sr. Unscd. Notes	5.50	3/15/17	20,000	21,207
CVS Caremark,
Sr. Unscd. Notes	4.88	9/15/14	30,000	30,483
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	50,000	49,980
Kohl's,
Sr. Unscd. Notes	6.30	3/1/11	20,000	20,832
Lowe's Companies,
Sr. Unscd. Notes	5.60	9/15/12	15,000	16,053
Lowe's Companies,
Sr. Unscd. Notes	6.10	9/15/17	45,000	48,001
Wal-Mart Stores,
Sr. Unscd. Notes	5.80	2/15/18	45,000	49,104
				235,660
Technology--.3%
Hewlett-Packard,
Sr. Unscd. Notes	6.50	7/1/12	50,000	55,043
Intuit,
Sr. Unscd. Notes	5.75	3/15/17	35,000	33,305
Oracle,

Sr. Unscd. Notes	4.95	4/15/13	90,000	94,325
				182,673
Telecommunications--1.2%
AT & T Wireless,
Sr. Unscd. Notes	7.88	3/1/11	35,000	37,761
AT & T,
Gtd. Notes	7.30	11/15/11	100,000 b,c	109,724
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	60,000	63,652
Embarq,
Sr. Unscd. Notes	6.74	6/1/13	70,000	70,721
Koninklijke KPN,
Sr. Unscd. Notes	8.00	10/1/10	15,000	15,744
Motorola,
Sr. Unscd. Notes	7.63	11/15/10	87,000	88,541
Qwest,
Sr. Unscd. Notes	7.50	10/1/14	51,000	48,896
Rogers Communications,
Gtd. Notes	6.80	8/15/18	30,000	32,216
SBC Communications,
Sr. Unscd. Notes	5.10	9/15/14	75,000	77,998
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	25,000	24,538
Telefonica Emisones,
Gtd. Notes	6.42	6/20/16	40,000	42,829
Verizon Communications,
Sr. Unscd. Notes	5.50	4/1/17	25,000 b	25,082
Verizon Global Funding,
Sr. Unscd. Notes	7.25	12/1/10	85,000	90,534
Vodafone Group,
Sr. Unscd. Notes	5.38	1/30/15	40,000	40,850
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	25,000	25,431
				794,517
Transportation--.4%
CSX,
Sr. Unscd. Notes	5.50	8/1/13	50,000	50,936

Norfolk Southern,
Sr. Unscd. Notes	6.75	2/15/11	50,000	52,776
Norfolk Southern,
Sr. Unscd. Notes	8.63	5/15/10	100,000	105,962
Union Pacific,
Sr. Unscd. Notes	6.50	4/15/12	25,000	26,360
				236,034
U.S. Government Agencies--5.7%
Federal Farm Credit Banks,
Bonds	3.88	10/7/13	135,000	142,227
Federal Home Loan Banks,
Bonds, Ser. 432	4.50	9/16/13	100,000	107,275
Federal Home Loan Banks,
Bonds, Ser. 616	4.63	2/18/11	160,000	169,389
Federal Home Loan Banks,
Bonds	4.63	10/10/12	5,000	5,408
Federal Home Loan Banks,
Bonds	4.88	11/18/11	120,000	129,542
Federal Home Loan Banks,
Bonds, Ser. VB15	5.00	12/21/15	80,000	86,577
Federal Home Loan Banks,
Bonds	5.00	11/17/17	65,000	69,286
Federal Home Loan Banks,
Bonds, Ser. 467	5.25	6/18/14	60,000	66,294
Federal Home Loan Banks,
Bonds, Ser. 656	5.38	5/18/16	40,000	44,516
Federal Home Loan Banks,
Bonds, Ser. 312	5.75	5/15/12	80,000	89,008
Federal Home Loan Mortgage Corp.,
Notes	3.75	3/27/19	120,000 e	118,155
Federal Home Loan Mortgage Corp.,
Notes	4.13	7/12/10	195,000 e	202,648
Federal Home Loan Mortgage Corp.,
Notes	4.50	7/15/13	90,000 e	96,967
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	170,000 e	182,945
Federal Home Loan Mortgage Corp.,

Notes	5.13	7/15/12	170,000 e	186,386
Federal Home Loan Mortgage Corp.,
Notes	5.25	7/18/11	145,000 e	156,515
Federal Home Loan Mortgage Corp.,
Notes	5.50	7/18/16	100,000 e	112,175
Federal Home Loan Mortgage Corp.,
Notes	5.63	3/15/11	100,000 e	107,631
Federal Home Loan Mortgage Corp.,
Notes	5.75	1/15/12	50,000 e	55,195
Federal Home Loan Mortgage Corp.,
Notes	6.63	9/15/09	20,000 e	20,263
Federal Home Loan Mortgage Corp.,
Notes	6.88	9/15/10	140,000 e	149,866
Federal National Mortgage
Association, Notes	1.88	4/20/12	125,000 e	125,594
Federal National Mortgage
Association, Notes	2.75	3/13/14	85,000 e	84,911
Federal National Mortgage
Association, Sr. Unscd. Notes	4.38	9/15/12	195,000 e	209,088
Federal National Mortgage
Association, Bonds	4.38	3/15/13	60,000 e	64,579
Federal National Mortgage
Association, Notes	4.38	10/15/15	20,000 e	21,167
Federal National Mortgage
Association, Notes	5.00	2/13/17	55,000 e	60,107
Federal National Mortgage
Association, Bonds	5.00	5/11/17	80,000 e	87,017
Federal National Mortgage
Association, Bonds	6.00	5/15/11	220,000 e	239,218
Federal National Mortgage
Association, Notes	6.63	11/15/10	290,000 e	313,123
Federal National Mortgage
Association, Notes	7.13	6/15/10	230,000 e	244,656
				3,747,728
U.S. Government Securities--15.3%
U.S. Treasury Bonds	7.25	5/15/16	105,000	131,636
U.S. Treasury Bonds	8.75	5/15/17	40,000	54,788

U.S. Treasury Bonds	11.25	2/15/15	65,000	93,707
U.S. Treasury Notes	1.13	1/15/12	550,000 b	546,649
U.S. Treasury Notes	1.38	4/15/12	460,000 b	458,455
U.S. Treasury Notes	1.38	5/15/12	240,000 b	238,726
U.S. Treasury Notes	2.13	4/30/10	435,000 b	441,100
U.S. Treasury Notes	2.50	3/31/13	445,000 b	453,205
U.S. Treasury Notes	2.75	10/31/13	340,000	346,402
U.S. Treasury Notes	2.75	2/15/19	215,000 b	201,428
U.S. Treasury Notes	3.13	9/30/13	320,000	331,150
U.S. Treasury Notes	3.13	5/15/19	275,000 b	266,063
U.S. Treasury Notes	3.50	2/15/18	150,000	150,785
U.S. Treasury Notes	3.63	5/15/13	195,000 b	206,319
U.S. Treasury Notes	3.75	11/15/18	120,000 b	122,110
U.S. Treasury Notes	3.88	10/31/12	245,000 b	261,997
U.S. Treasury Notes	3.88	2/15/13	190,000	202,603
U.S. Treasury Notes	3.88	5/15/18	260,000 b	267,983
U.S. Treasury Notes	4.00	2/15/14	305,000 b	326,469
U.S. Treasury Notes	4.00	2/15/15	145,000 b	154,097
U.S. Treasury Notes	4.13	5/15/15	180,000 b	192,038
U.S. Treasury Notes	4.25	9/30/12	235,000	253,635
U.S. Treasury Notes	4.25	8/15/13	220,000 b	237,927
U.S. Treasury Notes	4.25	11/15/13	240,000 b	259,425
U.S. Treasury Notes	4.25	8/15/14	190,000 b	204,963
U.S. Treasury Notes	4.25	11/15/14	165,000 b	177,736
U.S. Treasury Notes	4.25	8/15/15	205,000	219,815
U.S. Treasury Notes	4.25	11/15/17	120,000	127,313
U.S. Treasury Notes	4.38	8/15/12	220,000 b	238,150
U.S. Treasury Notes	4.50	11/15/10	500,000	526,075
U.S. Treasury Notes	4.50	11/30/11	155,000	166,928
U.S. Treasury Notes	4.50	11/15/15	85,000	92,451
U.S. Treasury Notes	4.50	2/15/16	120,000 b	130,172
U.S. Treasury Notes	4.50	5/15/17	185,000	199,699
U.S. Treasury Notes	4.63	8/31/11	25,000	26,813
U.S. Treasury Notes	4.63	10/31/11	150,000 b	161,555
U.S. Treasury Notes	4.75	8/15/17	290,000	318,003
U.S. Treasury Notes	4.88	5/31/11	655,000 b	702,283
U.S. Treasury Notes	4.88	7/31/11	180,000	193,683

U.S. Treasury Notes	4.88	8/15/16	160,000 b	176,938
U.S. Treasury Notes	5.13	5/15/16	145,000 b	162,672
				10,023,946
Total Bonds and Notes
(cost $23,506,586)				23,806,846

			Principal
Short-Term Investments--1.5%			Amount ($)	Value ($)
U.S. Treasury Bills;
0.16%, 8/20/09
(cost $999,771)			1,000,000 [f]	999,796

Other Investment--15.9%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,435,000)			10,435,000 [g]	10,435,000

Investment of Cash Collateral for
Securities Loaned--12.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $7,928,143)			7,928,143 [g]	7,928,143

Total Investments (cost $73,803,777)			112.0%	73,381,894
Liabilities, Less Cash and Receivables			(12.0%)	(7,881,711)
Net Assets			100.0%	65,500,183

a	Non-income producing security.
b	All or a portion of these securities are on loan. At June 30, 2009, the total market value of the portfolio's securities on loan is $7,726,467 and the total market value of the collateral held by the portfolio is $7,928,143.
c	Variable rate security--interest rate subject to periodic change.
d	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, this security amounted to $87,064 or 0.1% of net assets.
e	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home

Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
f	All or partially held by a broker as collateral for open financial futures positions.
g	Investment in affiliated money market mutual fund.

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $73,803,777.

Net unrealized depreciation on investments was $421,883 of which $2,825,386 related to appreciated investment securities and $3,247,269 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES June 30, 2009 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2009 ($)
Financial Futures Long
CAC 40	3	131,813	September 2009	(8,255)
DJ Euro Stoxx 50	29	975,576	September 2009	(50,097)
FTSE 100	10	693,944	September 2009	(13,424)
Hang Seng	1	118,264	September 2009	2,358
Russell 2000	150	7,608,000	September 2009	(210,375)
SPI ASX 200 Index	3	235,757	September 2009	(7,502)
Topix	6	575,803	September 2009	2,648
				(284,647)

Gross Unrealized Appreciation				5,006
Gross Unrealized Depreciation				(289,653)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted Significant Observable		Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic	30,212,109	-	-	30,212,109
U.S. Treasury Securities	-	11,023,742	-	11,023,742
Corporate Bonds	-	8,830,128	-	8,830,128
Foreign Government Bonds	-	1,205,044	-	1,205,044
U.S. Government	-	3,747,728	-	3,747,728
Agencies/Mortgage-Backed
Mutual Funds	18,363,143	-	-	18,363,143
Other Financial Instruments+	5,006	-	-	5,006
Liabilities ($)
Other Financial Instruments+	(289,653)	-	-	(289,653)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Debt securities, excluding short-term investments (other than U.S. Treasury Bills) and financial futures, are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the portfolio not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase of the sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses, which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Add Futures Note

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus LifeTime Portfolios, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 12, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 12, 2009

EXHIBIT INDEX

             (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)